Income Taxes, Components of Deferred Income Tax (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets
Current deferred tax assets	$ 113,402	$ 114,532
Net operating loss ("NOL") carryforwards	135,676	121,651
Stock-based compensation	54,789	50,563
Compensation and benefits - other	11,014	12,681
Deferred rent	19,604	20,500
Other	35,523	32,444
Total deferred tax assets	370,008	352,371
Less valuation allowance	(113,553)	(79,064)
Net deferred tax assets	256,455	273,307
Deferred income tax liabilities
Property, plant and equipment	667,540	637,090
Licenses/intangibles	259,865	251,578
Partnership investments	151,123	136,581
Other	9,724	4,956
Total deferred tax liabilities	1,088,252	1,030,205
Net deferred income tax liability	$ 831,797	$ 756,898